Subsequent Events (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 13, 2023	Mar. 06, 2023	Feb. 23, 2023
Subsequent Events (Details) [Line Items]
Principal amount		$ 700,000
Aggregate of extension funds	$ 160,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Price per warrant (in Dollars per share)	$ 1
Forward Purchase Arrangement [Member]
Subsequent Events (Details) [Line Items]
Aggregate of extension funds	$ 160,000
Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Principal amount	$ 1,760,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount			$ 1,760,000	$ 500,000